Intangible Assets, Note	12 Months Ended
Dec. 31, 2013
Notes
Intangible Assets, Note

NOTE 6 - INTANGIBLE ASSETS

The major classes of assets as of December 31, are as follows:

	2013	2012	2011
Castrovilla customer base	$2,458,250	$2,458,250	$2,458,250
Xnergy customer base	9,137,225	9,137,225	9,137,225
Intelligent Power patents	4,147,832	-	-
Millenium Power battery technology	10,039,872	-	-
Other	74,914	74,914	74,914
Total	25,858,093	11,670,389	11,670,389
Accumulated amortization	(6,037,513)	(3,419,894)	(1,100,799)
Net	$19,820,580	$8,250,495	$10,569,590

The Company recorded amortization expense of $2,617,618, $2,342,178 and $1,100,798 during the years ended December 31, 2013, 2012 and 2011, respectively. Annual amortization expense will be $3,153,666 through 2016 when it will fall to $834,571 through 2030.